Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2008	Dec. 31, 2007
Statement of Financial Position [Abstract]
Preferred Stock Shares Par Value	$ 0.001	$ 0.001
Preferred Stock Shares Authorized	10,000,000	10,000,000
Preferred Stock Shares Issued	3,489,647	3,489,647	89,647
Preferred Stock Shares Outstanding	3,489,647	3,489,647		7,171,725
Common Stock Shares Par Value	$ 0.001	$ 0.001
Common Stock Shares Authorized	950,000,000	950,000,000
Common Stock Shares Issued	248,030,860	222,399,749
Common Stock Shares Outstanding	248,030,860	222,399,749